Schedule of Investments (unaudited) April 30, 2021	iShares® Currency Hedged MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.9%
iShares MSCI ACWI ex U.S. ETF(a)	1,957,181	$110,756,873

Total Investment Companies — 99.9% (Cost: $93,910,150)		110,756,873

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	50,000	50,000

Total Short-Term Investments — 0.0% (Cost: $50,000)		50,000

Total Investments in Securities — 99.9% (Cost: $93,960,150)		110,806,873

Other Assets, Less Liabilities — 0.1%		83,745

Net Assets — 100.0%		$110,890,618

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$50,000	(a)	$—	$—	$—	$50,000	50,000	$60	$—

iShares MSCI ACWI ex U.S. ETF	70,871,882	30,264,213		(9,961,062)	126,449	19,455,391	110,756,873	1,957,181	832,010	—

					$126,449	$19,455,391	$110,806,873		$832,070	$—

(a)	Represents net amount purchased (sold).

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	63,000	USD	47,918	DB	05/05/21	$614
CAD	3,978,800	USD	3,234,271	CITI	05/05/21	2,770
CAD	5,300,200	USD	4,307,943	HSBC	05/05/21	4,153
CLP	179,627,000	USD	251,394	MS	05/05/21	1,341
DKK	13,000	USD	2,052	SSB	05/05/21	50
HKD	1,716,000	USD	220,748	JPM	05/05/21	166
ILS	3,000	USD	898	BOA	05/05/21	26
MYR	17,000	USD	4,107	MS	05/05/21	42
NOK	17,000	USD	1,988	HSBC	05/05/21	54
RUB	301,000	USD	3,962	MS	05/05/21	40
THB	39,860,000	USD	1,279,283	BNP	05/05/21	846
TRY	21,000	USD	2,476	JPM	05/05/21	58
TRY	829,000	USD	99,881	SSB	05/05/21	160

1

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	28,761	AUD	37,000	UBS	05/05/21	$258
USD	9,362	BRL	50,000	MS	05/05/21	158
USD	43,976	CAD	54,000	SSB	05/05/21	43
USD	37,438	CHF	34,000	SSB	05/05/21	208
USD	3,500	CLP	2,482,000	MS	05/05/21	8
USD	9,949	DKK	61,000	HSBC	05/05/21	87
USD	135,831	EUR	112,000	UBS	05/05/21	1,176
USD	57,184	GBP	41,000	MS	05/05/21	561
USD	55,128	HKD	428,000	HSBC	05/05/21	28
USD	1,232	ILS	4,000	SSB	05/05/21	—
USD	3,240,079	INR	238,207,000	MS	05/05/21	25,410
USD	5,164	MXN	104,000	BOA	05/05/21	30
USD	3,494	MXN	70,000	MS	05/05/21	38
USD	2,566	NOK	21,000	SSB	05/05/21	43
USD	725	NZD	1,000	JPM	05/05/21	9
USD	5,385	RUB	402,000	MS	05/05/21	40
USD	14,704	SEK	123,000	JPM	05/05/21	175
USD	4,525	SGD	6,000	SSB	05/05/21	17
USD	1,459	TRY	12,000	BOA	05/05/21	11
USD	28,419	TWD	792,000	MS	05/05/21	64
USD	7,484	ZAR	107,000	SSB	05/05/21	107
ZAR	19,237,000	USD	1,325,793	CITI	05/05/21	478
ZAR	40,000	USD	2,696	HSBC	05/05/21	62
CNH	140,000	USD	21,292	JPM	05/06/21	331
JPY	1,892,145,000	USD	17,310,579	JPM	05/06/21	2,487
JPY	16,674,000	USD	150,608	UBS	05/06/21	1,958
KRW	5,849,636,000	USD	5,244,382	MS	05/06/21	6,968
USD	8,974	CNH	58,000	WBC	05/06/21	16
USD	147,640	JPY	16,097,000	JPM	05/06/21	353
USD	95,410	JPY	10,389,000	SSB	05/06/21	351
USD	30,190	KRW	33,434,000	MS	05/06/21	176
CHF	2,000	USD	2,192	JPM	06/03/21	—
CLP	19,812,000	USD	27,735	MS	06/03/21	135
DKK	86,000	USD	13,908	JPM	06/03/21	3
EUR	58,000	USD	69,764	UBS	06/03/21	8
JPY	79,674,000	USD	729,071	BNP	06/03/21	88
MYR	3,000	USD	730	MS	06/03/21	—
RUB	63,000	USD	835	MS	06/03/21	—
SGD	1,000	USD	751	SSB	06/03/21	—
TRY	20,000	USD	2,378	DB	06/03/21	1
USD	152,963	AUD	198,000	BOA	06/03/21	413
USD	4,837,746	AUD	6,262,000	DB	06/03/21	13,148
USD	13,103	AUD	17,000	JPM	06/03/21	5
USD	6,504,584	CHF	5,928,000	BOA	06/03/21	8,457
USD	1,566,154	CNH	10,150,000	BOA	06/03/21	1,476
USD	4,475	CNH	29,000	DB	06/03/21	4
USD	12,185	CNY	79,000	SSB	06/03/21	12
USD	1,645,344	DKK	10,160,000	CITI	06/03/21	1,971
USD	85,022	DKK	525,000	DB	06/03/21	104

2

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	23,252,892	EUR	19,305,000	BNP	06/03/21	$29,828
USD	311,963	EUR	259,000	CITI	06/03/21	398
USD	124,616	GBP	90,000	CITI	06/03/21	314
USD	9,882,054	GBP	7,137,000	SSB	06/03/21	24,939
USD	60,259	HKD	468,000	DB	06/03/21	5
USD	9,548,814	HKD	74,158,000	SSB	06/03/21	1,048
USD	71,463	HKD	555,000	UBS	06/03/21	8
USD	220,197	ILS	714,000	CITI	06/03/21	334
USD	5,551	ILS	18,000	DB	06/03/21	8
USD	1,541	ILS	5,000	SSB	06/03/21	1
USD	3,251,087	INR	241,959,000	MS	06/03/21	3,745
USD	5,245,940	KRW	5,851,692,000	MS	06/03/21	11,620
USD	605,353	MXN	12,254,000	BOA	06/03/21	2,420
USD	5,315	MXN	108,000	SSB	06/03/21	1
USD	479,258	MYR	1,964,000	MS	06/03/21	873
USD	441,015	NOK	3,664,000	BOA	06/03/21	822
USD	4,333	NOK	36,000	DB	06/03/21	8
USD	180,791	NZD	252,000	CITI	06/03/21	479
USD	1,432	NZD	2,000	JPM	06/03/21	1
USD	929,612	RUB	70,076,000	MS	06/03/21	855
USD	2,548,382	SEK	21,543,000	SSB	06/03/21	2,943
USD	769,606	SGD	1,024,000	CITI	06/03/21	194
USD	4,958,644	TWD	138,131,000	MS	06/03/21	1,045
ZAR	509,000	USD	34,942	JPM	06/03/21	10
THB	697,000	USD	22,353	BNP	06/04/21	27
USD	1,602,460	BRL	8,723,000	MS	06/04/21	1,263

						160,985

AUD	6,262,000	USD	4,837,101	DB	05/05/21	(13,150)
BRL	8,520,000	USD	1,569,061	MS	05/05/21	(732)
CHF	5,928,000	USD	6,499,818	BOA	05/05/21	(8,553)
DKK	10,160,000	USD	1,644,638	CITI	05/05/21	(2,041)
EUR	19,305,000	USD	23,239,784	BNP	05/05/21	(29,913)
GBP	7,137,000	USD	9,881,469	SSB	05/05/21	(24,919)
HKD	74,158,000	USD	9,548,064	SSB	05/05/21	(1,124)
ILS	714,000	USD	220,143	CITI	05/05/21	(337)
INR	241,613,000	USD	3,264,864	MS	05/05/21	(4,230)
MXN	12,254,000	USD	607,340	BOA	05/05/21	(2,480)
MYR	1,964,000	USD	479,668	MS	05/05/21	(366)
NOK	3,664,000	USD	441,014	BOA	05/05/21	(840)
NZD	251,000	USD	180,092	CITI	05/05/21	(478)
RUB	69,992,000	USD	932,112	MS	05/05/21	(1,460)
SEK	21,543,000	USD	2,547,753	SSB	05/05/21	(2,948)
SGD	1,024,000	USD	769,692	CITI	05/05/21	(205)
TWD	134,725,000	USD	4,825,394	MS	05/05/21	(1,913)
USD	4,733,639	AUD	6,214,000	BNP	05/05/21	(53,334)
USD	56,508	AUD	74,000	JPM	05/05/21	(499)
USD	1,497,808	BRL	8,470,000	MS	05/05/21	(61,317)
USD	461,488	CAD	580,000	BNP	05/05/21	(10,383)
USD	21,487	CAD	27,000	BOA	05/05/21	(480)

3

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	2,264,521	CAD	2,846,000	CITI	05/05/21	$(50,906)
USD	4,528,250	CAD	5,691,000	HSBC	05/05/21	(101,790)
USD	64,660	CAD	81,000	MS	05/05/21	(1,240)
USD	5,694,379	CHF	5,355,000	CITI	05/05/21	(169,441)
USD	64,959	CHF	60,000	JPM	05/05/21	(743)
USD	509,273	CHF	479,000	SSB	05/05/21	(15,240)
USD	246,516	CLP	177,145,000	MS	05/05/21	(2,727)
USD	14,305	DKK	89,000	BNP	05/05/21	(84)
USD	84,571	DKK	535,000	BOA	05/05/21	(1,924)
USD	1,500,077	DKK	9,488,000	SSB	05/05/21	(33,877)
USD	365,204	EUR	308,000	BOA	05/05/21	(5,096)
USD	1,626,401	EUR	1,383,000	DB	05/05/21	(36,342)
USD	20,581,758	EUR	17,502,000	SSB	05/05/21	(460,839)
USD	9,215,991	GBP	6,679,000	CITI	05/05/21	(8,038)
USD	429,122	GBP	311,000	DB	05/05/21	(384)
USD	28,951	GBP	21,000	HSBC	05/05/21	(51)
USD	116,997	GBP	85,000	JPM	05/05/21	(392)
USD	9,532,508	HKD	74,104,000	BNP	05/05/21	(7,481)
USD	81,313	HKD	632,000	MS	05/05/21	(50)
USD	91,335	HKD	710,000	UBS	05/05/21	(69)
USD	195,869	ILS	653,000	BNP	05/05/21	(5,158)
USD	15,597	ILS	52,000	CITI	05/05/21	(411)
USD	2,422	ILS	8,000	SSB	05/05/21	(41)
USD	45,466	INR	3,406,000	MS	05/05/21	(498)
USD	586,026	MXN	12,029,000	CITI	05/05/21	(7,728)
USD	2,486	MXN	51,000	SSB	05/05/21	(32)
USD	477,869	MYR	1,981,000	MS	05/05/21	(5,581)
USD	26,475	NOK	226,000	DB	05/05/21	(675)
USD	3,658	NOK	31,000	JPM	05/05/21	(66)
USD	398,652	NOK	3,403,000	SSB	05/05/21	(10,166)
USD	9,802	NZD	14,000	BOA	05/05/21	(216)
USD	1,411	NZD	2,000	JPM	05/05/21	(20)
USD	163,867	NZD	234,000	SSB	05/05/21	(3,582)
USD	921,715	RUB	69,891,000	MS	05/05/21	(7,594)
USD	225,263	SEK	1,963,000	BOA	05/05/21	(6,619)
USD	2,202,512	SEK	19,188,000	JPM	05/05/21	(64,105)
USD	30,829	SEK	269,000	SSB	05/05/21	(948)
USD	2,973	SGD	4,000	BNP	05/05/21	(33)
USD	61,764	SGD	83,000	JPM	05/05/21	(607)
USD	692,825	SGD	931,000	SSB	05/05/21	(6,778)
USD	573,953	THB	17,959,000	BNP	05/05/21	(2,811)
USD	59,452	THB	1,861,000	BOA	05/05/21	(315)
USD	3,527	THB	110,000	SSB	05/05/21	(6)
USD	99,431	TRY	830,000	BOA	05/05/21	(730)
USD	236	TRY	2,000	CITI	05/05/21	(6)
USD	705	TRY	6,000	JPM	05/05/21	(19)
USD	4,716,500	TWD	133,933,000	MS	05/05/21	(78,625)
USD	1,203,733	ZAR	17,846,000	BNP	05/05/21	(26,637)
USD	74,736	ZAR	1,108,000	CITI	05/05/21	(1,653)

4

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	14,771	ZAR	216,000	SSB	05/05/21	$(121)
CNH	10,150,000	USD	1,569,350	BOA	05/06/21	(1,665)
USD	1,528,179	CNH	10,049,000	BNP	05/06/21	(23,906)
USD	27,867	CNY	183,000	SSB	05/06/21	(396)
USD	16,030,886	JPY	1,770,948,000	CITI	05/06/21	(173,232)
USD	49,262	JPY	5,452,000	JPM	05/06/21	(624)
USD	958,972	JPY	105,933,000	SSB	05/06/21	(10,312)
USD	5,157,133	KRW	5,816,202,000	MS	05/06/21	(64,202)
CAD	40,000	USD	32,553	UBS	06/03/21	(8)
CHF	63,000	USD	69,129	CITI	06/03/21	(91)
INR	76,000	USD	1,022	MS	06/03/21	(2)
KRW	16,684,000	USD	14,952	MS	06/03/21	(28)
MXN	67,000	USD	3,310	JPM	06/03/21	(14)
MYR	19,000	USD	4,637	MS	06/03/21	(9)
NOK	10,000	USD	1,203	JPM	06/03/21	(2)
SEK	80,000	USD	9,463	DB	06/03/21	(11)
SEK	16,000	USD	1,891	SSB	06/03/21	—
SGD	2,000	USD	1,503	DB	06/03/21	—
TWD	13,000	USD	467	MS	06/03/21	—
USD	3,234,429	CAD	3,978,800	CITI	06/03/21	(2,789)
USD	4,287,483	CAD	5,274,200	HSBC	06/03/21	(3,694)
USD	156,080	CAD	192,000	MS	06/03/21	(134)
USD	250,139	CLP	178,762,000	MS	06/03/21	(1,332)
USD	12,426	GBP	9,000	CITI	06/03/21	(4)
USD	17,331,429	JPY	1,894,041,000	JPM	06/03/21	(2,402)
USD	951	TRY	8,000	BOA	06/03/21	(1)
USD	98,453	TRY	829,000	SSB	06/03/21	(156)
USD	1,320,448	ZAR	19,237,000	CITI	06/03/21	(527)
ZAR	81,000	USD	5,568	DB	06/03/21	(6)
BRL	73,000	USD	13,402	MS	06/04/21	(2)
USD	639,157	THB	19,930,000	BNP	06/04/21	(785)
USD	7,658	THB	239,000	HSBC	06/04/21	(16)

						(1,636,547)

	Net unrealized depreciation					$(1,475,562)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

5

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$110,756,873	$—	$—	$110,756,873
Money Market Funds	50,000	—	—	50,000

	$110,806,873	$—	$—	$110,806,873

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$160,985	$—	$160,985
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,636,547)	—	(1,636,547)

	$—	$(1,475,562)	$—	$(1,475,562)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

BNP	BNP Paribas SA	JPM	JPMorgan Chase Bank N.A.

BOA	Bank of America N.A.	MS	Morgan Stanley & Co. International PLC

CITI	Citibank N.A.	SSB	State Street Bank and Trust Co.

DB	Deutsche Bank AG London	UBS	UBS AG

HSBC	HSBC Bank PLC	WBC	Westpac Banking Corp.

Currency Abbreviations

AUD	Australian Dollar	MYR	Malaysian Ringgit

BRL	Brazilian Real	NOK	Norwegian Krone

CAD	Canadian Dollar	NZD	New Zealand Dollar

CHF	Swiss Franc	RUB	New Russian Ruble

CLP	Chilean Peso	SEK	Swedish Krona

CNY	Chinese Yuan	SGD	Singapore Dollar

DKK	Danish Krone	THB	Thai Baht

EUR	Euro	TRY	Turkish Lira

GBP	British Pound	TWD	New Taiwan Dollar

HKD	Hong Kong Dollar	USD	United States Dollar

ILS	Israeli Shekel	ZAR	South African Rand

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

6